Schedule of actuarial assumptions used for estimating defined benefit obligations (Details)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates		7.10%	5.45%
Actuarial assumption of expected rates of salary increases		5.00%	5.00%
Actuarial assumption of retirement age		58 years	58 years
[custom:ActuarialAssumptionOfMortality]	[1]	IALM* (2012-14) Ultimate
Upto 30 Years [Member]
IfrsStatementLineItems [Line Items]
Actuarial Assumptions of Withdrawal Rates		31.00%
From 31 to 44 Years [Member]
IfrsStatementLineItems [Line Items]
Actuarial Assumptions of Withdrawal Rates		61.00%
Above 44 Years [Member]
IfrsStatementLineItems [Line Items]
Actuarial Assumptions of Withdrawal Rates		8.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected Average Future Working Term, Defined Benefit Liability (Asset)		1 year 9 months 10 days	1 year 6 months 21 days
Bottom of range [member] | Upto 30 Years [Member]
IfrsStatementLineItems [Line Items]
Actuarial Assumptions of Withdrawal Rates			22.00%
Bottom of range [member] | From 31 to 44 Years [Member]
IfrsStatementLineItems [Line Items]
Actuarial Assumptions of Withdrawal Rates			57.00%
Bottom of range [member] | Above 44 Years [Member]
IfrsStatementLineItems [Line Items]
Actuarial Assumptions of Withdrawal Rates			9.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected Average Future Working Term, Defined Benefit Liability (Asset)		5 years 5 months 12 days	5 years 10 months 6 days
Top of range [member] | Upto 30 Years [Member]
IfrsStatementLineItems [Line Items]
Actuarial Assumptions of Withdrawal Rates			26.00%
Top of range [member] | From 31 to 44 Years [Member]
IfrsStatementLineItems [Line Items]
Actuarial Assumptions of Withdrawal Rates			65.00%
Top of range [member] | Above 44 Years [Member]
IfrsStatementLineItems [Line Items]
Actuarial Assumptions of Withdrawal Rates			21.00%

[1]	Indian Assured Lives Mortality (2012-14) Ultimate represents published mortality table used for mortality assumption.